SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Core Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 99.5%
	Automobiles & Components — 0.9%
	Auto Components — 0.9%
[a]	Gentherm, Inc.	82,834	$ 5,169,670
			5,169,670
	Banks — 6.6%
	Banks — 4.5%
	Pinnacle Financial Partners, Inc.	208,022	15,042,070
	Signature Bank	63,152	11,317,470
	Thrifts & Mortgage Finance — 2.1%
	Walker & Dunlop, Inc.	124,614	12,005,313
			38,364,853
	Capital Goods — 8.4%
	Building Products — 2.4%
[a]	Builders FirstSource, Inc.	261,112	14,021,714
	Construction & Engineering — 0.9%
[a]	API Group Corp.	357,947	5,358,467
	Machinery — 5.1%
[a]	Chart Industries, Inc.	73,870	12,364,361
[a]	Gates Industrial Corp. plc	769,408	8,317,300
	ITT, Inc.	138,773	9,331,097
			49,392,939
	Commercial & Professional Services — 8.3%
	Commercial Services & Supplies — 5.0%
[a]	Casella Waste Systems, Inc. Class A	237,530	17,263,680
[a]	Clean Harbors, Inc.	132,558	11,621,360
	Professional Services — 3.3%
	Booz Allen Hamilton Holding Corp. Class A	139,282	12,585,522
[a]	Sterling Check Corp.	421,698	6,877,894
			48,348,456
	Consumer Durables & Apparel — 1.1%
	Household Durables — 1.1%
[a]	Sonos, Inc.	358,407	6,465,662
			6,465,662
	Consumer Services — 0.9%
	Diversified Consumer Services — 0.9%
[a]	Bright Horizons Family Solutions, Inc.	64,534	5,454,414
			5,454,414
	Diversified Financials — 3.2%
	Capital Markets — 3.2%
	LPL Financial Holdings, Inc.	102,630	18,933,182
			18,933,182
	Energy — 8.4%
	Energy Equipment & Services — 1.9%
[a]	Liberty Energy, Inc. Class A	885,100	11,293,876
	Oil, Gas & Consumable Fuels — 6.5%
	Chesapeake Energy Corp.	310,206	25,157,707
	Matador Resources Co.	277,436	12,925,743
			49,377,326
	Food & Staples Retailing — 2.4%
	Food & Staples Retailing — 2.4%
[a]	BJ’s Wholesale Club Holdings, Inc.	221,983	13,833,981
			13,833,981
	Food, Beverage & Tobacco — 4.7%
	Food Products — 4.7%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Lamb Weston Holdings, Inc.	206,836	$ 14,780,501
[a]	SunOpta, Inc.	1,616,857	12,579,147
			27,359,648
	Health Care Equipment & Services — 7.0%
	Health Care Equipment & Supplies — 4.2%
	CONMED Corp.	62,618	5,996,300
[a]	Envista Holdings Corp.	327,047	12,604,391
[a]	Heska Corp.	65,804	6,219,136
	Health Care Providers & Services — 2.8%
[a]	Acadia Healthcare Co., Inc.	84,793	5,734,551
[a]	PetIQ, Inc. Class A	617,107	10,361,226
			40,915,604
	Insurance — 2.5%
	Insurance — 2.5%
	Assurant, Inc.	84,496	14,605,134
			14,605,134
	Materials — 9.8%
	Chemicals — 5.9%
	Element Solutions, Inc.	638,330	11,362,274
[a]	Livent Corp.	301,952	6,851,291
	Sensient Technologies Corp.	199,355	16,060,039
	Containers & Packaging — 2.4%
	Crown Holdings, Inc.	154,903	14,277,409
	Metals & Mining — 1.5%
	Hudbay Minerals, Inc.	2,139,982	8,731,127
			57,282,140
	Media & Entertainment — 1.6%
	Media — 1.6%
[a]	WideOpenWest, Inc.	525,671	9,572,469
			9,572,469
	Pharmaceuticals, Biotechnology & Life Sciences — 5.4%
	Life Sciences Tools & Services — 5.4%
[a]	Avantor, Inc.	598,035	18,598,889
	Azenta, Inc.	180,840	13,038,564
			31,637,453
	Real Estate — 5.2%
	Equity Real Estate Investment Trusts — 3.1%
	Independence Realty Trust, Inc.	415,250	8,608,133
	Kite Realty Group Trust	556,339	9,619,101
	Real Estate Management & Development — 2.1%
[a]	Jones Lang LaSalle, Inc.	69,917	12,225,686
			30,452,920
	Retailing — 3.3%
	Distributors — 1.5%
	Pool Corp.	25,486	8,951,448
	Multiline Retail — 1.0%
[a]	Ollie’s Bargain Outlet Holdings, Inc.	101,818	5,981,808
	Specialty Retail — 0.8%
[a]	Floor & Decor Holdings, Inc. Class A	70,464	4,436,413
			19,369,669
	Semiconductors & Semiconductor Equipment — 2.9%
	Semiconductors & Semiconductor Equipment — 2.9%
[a]	FormFactor, Inc.	304,550	11,795,221
[a]	MaxLinear, Inc.	151,553	5,149,771
			16,944,992
	Software & Services — 9.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Information Technology Services — 2.5%
[a]	Repay Holdings Corp. Class A	1,146,043	$ 14,726,653
	Software — 7.0%
[a]	Agilysys, Inc.	231,199	10,928,777
[a]	Aspen Technology, Inc.	60,548	11,121,457
[a]	Black Knight, Inc.	186,439	12,191,246
[a]	Varonis Systems, Inc. Class B	225,605	6,614,738
			55,582,871
	Technology Hardware & Equipment — 2.1%
	Electronic Equipment, Instruments & Components — 2.1%
[a]	Teledyne Technologies, Inc.	33,112	12,420,642
			12,420,642
	Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 2.3%
[a]	Radius Global Infrastructure, Inc. Class A	884,058	13,490,725
			13,490,725
	Utilities — 3.0%
	Independent Power and Renewable Electricity Producers — 3.0%
	AES Corp.	826,934	17,373,883
			17,373,883
	Total Common Stock (Cost $620,515,481)		582,348,633
	Short-Term Investments — 1.0%
[b]	Thornburg Capital Management Fund	589,269	5,892,691
	Total Short-Term Investments (Cost $5,892,691)		5,892,691
	Total Investments — 100.5% (Cost $626,408,172)		$588,241,324
	Liabilities Net of Other Assets — (0.5)%		(2,939,807)
	Net Assets — 100.0%		$585,301,517

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Core Fund	June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Small/Mid Cap Core Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	June 30, 2022 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/22	Dividend Income
Thornburg Capital Management Fund	$2,280,880	$135,644,809	$(132,032,998)	$-	$-	$5,892,691	$26,824